Group statement of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Profit for the year	[1],[2]	$ 4,190	$ 9,578	$ 3,468
Items that may be reclassified subsequently to profit or loss
Currency translation differences	[1]	1,538	(3,771)	1,986
Exchange (gains) losses on translation of foreign operations reclassified to gain or loss on sale of businesses and fixed assets	[1]	880	0	(120)
Available-for-sale investments	[1]	0	0	14
Cash flow hedges marked to market	[1]	(100)	(126)	197
Cash flow hedges reclassified to the income statement	[1]	106	120	116
Cash flow hedges reclassified to the balance sheet	[1]	0	0	112
Costs of hedging marked to market	[1]	(4)	(244)	0
Costs of hedging reclassified to the income statement	[1]	57	58	0
Share of items relating to equity-accounted entities, net of tax	[1]	82	417	564
Income tax relating to items that may be reclassified	[1]	(70)	4	(196)
Total items that may be reclassified subsequently to profit or loss	[1]	2,489	(3,542)	2,673
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	[1]	328	2,317	3,646
Cash flow hedges that will subsequently be transferred to the balance sheet	[1]	(3)	(37)	0
Income tax relating to items that will not be reclassified	[1]	(157)	(718)	(1,303)
Total items that will not be reclassified to profit or loss	[1]	168	1,562	2,343
Other comprehensive income	[1],[2]	2,657	(1,980)	5,016
Total comprehensive income	[1],[2]	6,847	7,598	8,484
Attributable to
BP shareholders	[1]	6,674	7,444	8,353
Non-controlling interests	[1]	$ 173	$ 154	$ 131

[1]	See Note 32 for further information.
[2]	See Note 32 for further information.